The purpose of the sensitivity analysis is to measure the impact of changes in the market over the financial instruments, considering constant all other variables. In the time of settlement the amounts can be different from those presented, due to the est (Details) - BRL (R$)
R$ in Thousands
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Exposure interest rate risk	R$ 3,321,489	R$ 3,563,170
Interest rate risk [member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Liabilities	(969,137)
Exposure interest rate risk	(716,677)
Interest rate risk [member] | Probable Scenario [Member] | Financial Income [Member]
IfrsStatementLineItems [Line Items]
Assets	180,813
Interest rate risk [member] | Scenario I [Member] | Interest To Be Incurred [Member]
IfrsStatementLineItems [Line Items]
Liabilities	(897,490)
Interest rate risk [member] | C D I [Member] | Exposure [Member]
IfrsStatementLineItems [Line Items]
Assets	1,533,614
Liabilities	(7,612,299)
Exposure interest rate risk	R$ (6,078,685)
Interest rate risk [member] | C D I [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
[custom:InterestRatesDuringTheYear1-0]	11.79%
[custom:InterestRatesDuringTheYear-0]	11.79%
Interest rate risk [member] | T R [Member] | Exposure [Member]
IfrsStatementLineItems [Line Items]
Liabilities	R$ (1,638,079)
Interest rate risk [member] | T R [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
[custom:InterestRatesDuringTheYear-0]	0.0276%
Interest rate risk [member] | T R [Member] | Probable Scenario [Member] | Expenses To Be Incurred [Member]
IfrsStatementLineItems [Line Items]
Liabilities	R$ (452)
Interest rate risk [member] | I P C A [Member] | Exposure [Member]
IfrsStatementLineItems [Line Items]
Liabilities	R$ (3,019,459)
Interest rate risk [member] | I P C A [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
[custom:InterestRatesDuringTheYear-0]	5.0302%
Interest rate risk [member] | I P C A [Member] | Probable Scenario [Member] | Expenses To Be Incurred [Member]
IfrsStatementLineItems [Line Items]
Liabilities	R$ (151,885)
Interest rate risk [member] | T J L P [Member] | Exposure [Member]
IfrsStatementLineItems [Line Items]
Liabilities	R$ (1,478,740)
Interest rate risk [member] | T J L P [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
[custom:InterestRatesDuringTheYear-0]	6.44%
Interest rate risk [member] | T J L P [Member] | Probable Scenario [Member] | Interest To Be Incurred [Member]
IfrsStatementLineItems [Line Items]
Liabilities	R$ (95,231)
Interest rate risk [member] | L I B O R [Member] | Exposure [Member]
IfrsStatementLineItems [Line Items]
Liabilities	R$ (912,626)
Interest rate risk [member] | L I B O R [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
[custom:InterestRatesDuringTheYear-0]	0.536%
Interest rate risk [member] | L I B O R [Member] | Probable Scenario [Member] | Interest To Be Incurred [Member]
IfrsStatementLineItems [Line Items]
Liabilities	R$ (4,892)